PRIVATE PLACEMENT (Details Narrative) - Private Placement [Member] - USD ($)	Aug. 01, 2025	Jun. 30, 2026	Dec. 31, 2025
D Boral A R C Acquisition I Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	200,000
Sale of units per share	$ 10.00		$ 10.00
Sale of units in initial public offering aggragate amount	$ 2,000,000
D Boral A R C Acquisitions I Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	200,000
Sale of units per share	$ 10.00	$ 10.00
Sale of units in initial public offering aggragate amount	$ 2,000,000